Research and Development Expenses	12 Months Ended
Jun. 30, 2025
Research and Development Expenses [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 17 — RESEARCH AND DEVELOPMENT EXPENSES

R&D expenses as of June 30, 2025, 2024 and 2023 consisted of the following:

	2025	2024	2023
Employee compensation and benefits	$881,957	$588,930	$112,187
Materials	46,482	422,284	400,886
Office and miscellaneous	436,182	92,592	17,989
Total	$1,364,591	$1,103,806	$531,062